Personnel and related taxes payable	12 Months Ended
Dec. 31, 2022
Disclosure of Personnel and related taxes [Abstract]
Personnel and related taxes	Personnel and related taxes payable

	2022	2021
Personnel and related taxes	3,280	1,866
Accrued vacation and related charges	2,563	2,003
Employee profit sharing (a)	20,321	32,043
Officers’ fund (note 31 (b))	912	1,852
Personnel and related taxes payable - current liabilities	27,076	37,764
Officers’ fund (note 31 (b))	350	3,029
Strategic Bonus (b)	1,374	2,223
Personnel - non-current liabilities	1,724	5,252
(a)The Group recognizes a provision for payment of profit sharing to employees, according to conditions approved by management, which is recorded as personnel expenses in the consolidated income statement. An amount of US$ 32,043 was paid in February 2022. The balance on December 31, 2022 of US$ 20,321 was fully settled by February 28, 2023.
(b)The Group delivers a long-term bonus (the “Strategic bonus”) for a group of its employees in exchange for long terms of service. Moneda is responsible for the operation and settlement of the Strategic bonus with the objective to retain key or strategic employees and provide alignment between employees and clients.